Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash	$ 1,875,758	$ 2,517,146	$ 19,917,196
Restricted cash	972,986	2,292,662	3,443,172
Accounts receivable, net	469,183	304,959	136,681
Receivables reserved for users	776,565	2,941,882	2,290,105
Other receivables	384,688	372,283	658,745
Prepaid expenses and other current assets	969,175	1,543,053	3,264,344
Total current assets	5,448,355	9,971,985	29,710,243
Equipment, net	30,075	43,925	726,942
Operating lease right-of-use asset	106,386	164,288	1,272,920
Intangible assets, net	14,370,426	30,346,489	45,772,555
Goodwill	4,474,475	22,275,313	40,937,370
Other non-current assets	4,844	2,062,176	1,315,009
TOTAL ASSETS	24,434,561	64,864,176	119,735,039
Current liabilities
Accounts payable and accrued expenses	8,895,070	12,344,052	8,458,689
Liabilities to customers	798,952	4,671,287	3,057,942
Deferred revenue	1,275,971	575,097	22,110
Senior convertible note	15,910,000	35,000,000
Derivative liability	1,963,933	9,399,620
Current portion of notes payable and other long-term debt	25,723	139,538	223,217
Operating lease liability – current	99,188	364,269	414,215
Contingent consideration – current		3,328,361
Total current liabilities	28,968,837	65,822,224	12,176,173
Senior convertible note, net of unamortized discount			6,302,504
Notes payable and other long-term debt			221,300
Warrant liability	1,043,789	2,192,730	23,500,000
Deferred income taxes			1,870,861
Operating lease liability – non-current	18,073	669,286	878,809
Contingent consideration – non-current
Total liabilities	30,030,699	68,684,240	44,949,647
Commitments and contingencies (Note 12)
Stockholders’ equity (deficit)
Preferred stock $0.001 par value; 10,000,000 shares authorized
Common stock $0.001 par value; 500,000,000 shares authorized, 3,262,303 and 409,229 shares issued and outstanding as of March 31, 2023 and June 30, 2022, respectively	3,262	409	219
Additional paid-in capital	171,821,858	144,914,687	122,362,679
Accumulated deficit	(180,635,674)	(149,140,426)	(46,908,336)
Accumulated other comprehensive loss	(4,792,746)	(7,376,114)	(669,170)
Total stockholders’ equity (deficit)	(13,603,300)	(11,601,444)	74,785,392
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY (DEFICIT)	24,434,561	64,864,176	119,735,039
Series A Cumulative Redeemable Preferred Stock [Member]
Mezzanine equity:
Series B redeemable preferred stock, $0.001 par value, none authorized, issued and outstanding, at March 31, 2023 and June 30, 2022	8,007,162	7,781,380
Series B Redeemable Preferred Stock [Member]
Mezzanine equity:
Series B redeemable preferred stock, $0.001 par value, none authorized, issued and outstanding, at March 31, 2023 and June 30, 2022